Discontinued operations - Summary of movement schedules by type of liability (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	€ 176,049
Closing net balance	137,391	€ 176,049
Net opening balance, Investment contracts	21,281	22,332
Insurance revenue	(19)	(77)
Incurred claims and expenses	6	30
Onerous contract losses (and reversals)	(1)	2
Insurance service expenses	6	32
Investment components	0	0
Insurance service result	(13)	(45)
Insurance finance (income) / expenses	(440)	2,916
Cash flows	(746)	(2,744)
Net exchange differences	133	(1,177)
Net closing balance, Investment contracts	20	21,281
LFRC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	21,278	22,332
Insurance revenue	(19)	(77)
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	0	0
Insurance service expenses	0	0
Investment components	(838)	(3,109)
Insurance service result	(857)	(3,186)
Insurance finance (income) / expenses	(440)	2,916
Cash flows	99	394
Net exchange differences	133	(1,177)
Net closing balance, Investment contracts	20	21,278
LC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	2	0
Insurance revenue	0	0
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	(1)	2
Insurance service expenses	(1)	2
Investment components	0	0
Insurance service result	(1)	2
Insurance finance (income) / expenses	0	0
Cash flows	0	0
Net exchange differences	0	0
Net closing balance, Investment contracts	0	2
LFIC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	1	0
Insurance revenue	0	0
Incurred claims and expenses	7	30
Onerous contract losses (and reversals)	0	0
Insurance service expenses	7	30
Investment components	838	3,109
Insurance service result	844	3,139
Insurance finance (income) / expenses	0	0
Cash flows	(845)	(3,138)
Net exchange differences	0	0
Net closing balance, Investment contracts	0	1
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	176,006
Closing net balance	137,341	176,006
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	176,006	188,193
Insurance revenue	(4,265)	(8,906)
Incurred claims and other insurance service expenses	3,370	7,589
Onerous contract losses (and reversals)	888	1,139
Insurance service expenses	4,535	9,267
Investment components	0	0
Insurance service result	270	361
Insurance finance (income) / expenses	5,334	18,143
Cash flows	(5,238)	(11,326)
Net exchange differences	3,946	(19,358)
Closing net balance	137,341	176,006
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFRC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	141,539	157,971
Insurance revenue	(4,265)	(8,906)
Incurred claims and other insurance service expenses	0	0
Onerous contract losses (and reversals)	0	0
Insurance service expenses	276	538
Investment components	(2,106)	(5,809)
Insurance service result	(6,095)	(14,177)
Insurance finance (income) / expenses	5,285	18,005
Cash flows	(2,985)	(4,721)
Net exchange differences	2,902	(15,522)
Closing net balance	97,710	141,539
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFIC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	31,611	27,596
Insurance revenue	0	0
Incurred claims and other insurance service expenses	3,592	7,967
Onerous contract losses (and reversals)	0	0
Insurance service expenses	3,593	7,967
Investment components	2,106	5,809
Insurance service result	5,699	13,776
Insurance finance (income) / expenses	0	0
Cash flows	(2,047)	(6,252)
Net exchange differences	954	(3,510)
Closing net balance	36,187	31,611
Investment contracts with DPF [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	21,281	22,332
Net closing balance, Investment contracts	20	21,281
Discontinued operations [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Transfers to disposal groups	42,977
Discontinued operations [member] | Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	0
Transfers to disposal groups	42,977
Insurance revenue	(94)
Incurred claims and other insurance service expenses	35
Onerous contract losses (and reversals)	(4)
Insurance service expenses	31
Investment components	0
Insurance service result	(62)
Insurance finance (income) / expenses	4,390
Cash flows	(777)
Net exchange differences	330
Closing net balance	46,857	0
Discontinued operations [member] | Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFRC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	0
Transfers to disposal groups	42,936
Insurance revenue	(94)
Incurred claims and other insurance service expenses	0
Onerous contract losses (and reversals)	0
Insurance service expenses	0
Investment components	(1,362)
Insurance service result	(1,456)
Insurance finance (income) / expenses	4,390
Cash flows	621
Net exchange differences	329
Closing net balance	46,821	0
Discontinued operations [member] | Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	0
Transfers to disposal groups	11
Insurance revenue	0
Incurred claims and other insurance service expenses	0
Onerous contract losses (and reversals)	(4)
Insurance service expenses	(4)
Investment components	0
Insurance service result	(4)
Insurance finance (income) / expenses	0
Cash flows	0
Net exchange differences	0
Closing net balance	7	0
Discontinued operations [member] | Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFIC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Opening net balance	0
Transfers to disposal groups	29
Insurance revenue	0
Incurred claims and other insurance service expenses	35
Onerous contract losses (and reversals)	0
Insurance service expenses	35
Investment components	1,362
Insurance service result	1,397
Insurance finance (income) / expenses	0
Cash flows	(1,398)
Net exchange differences	0
Closing net balance	29	0
Discontinued operations [member] | Investment contracts with DPF [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	0
Transfers to disposal groups	20,196
Insurance revenue	(21)
Incurred claims and expenses	6
Onerous contract losses (and reversals)	(1)
Insurance service expenses	5
Investment components	0
Insurance service result	(16)
Insurance finance (income) / expenses	2,110
Cash flows	(666)
Net exchange differences	153
Net closing balance, Investment contracts	21,777	0
Discontinued operations [member] | Investment contracts with DPF [member] | LFRC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	0
Transfers to disposal groups	20,194
Insurance revenue	(21)
Incurred claims and expenses	0
Onerous contract losses (and reversals)	0
Insurance service expenses	0
Investment components	(746)
Insurance service result	(767)
Insurance finance (income) / expenses	2,110
Cash flows	86
Net exchange differences	153
Net closing balance, Investment contracts	21,776	0
Discontinued operations [member] | Investment contracts with DPF [member] | LC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	0
Transfers to disposal groups	1
Insurance revenue	0
Incurred claims and expenses	0
Onerous contract losses (and reversals)	(1)
Insurance service expenses	(1)
Investment components	0
Insurance service result	(1)
Insurance finance (income) / expenses	0
Cash flows	0
Net exchange differences	0
Net closing balance, Investment contracts	0	0
Discontinued operations [member] | Investment contracts with DPF [member] | LFIC [member]
Disclosure In Tabular Form Of Insurance And Investment Contracts With Discretionary Participating Features [Line Items]
Net opening balance, Investment contracts	0
Transfers to disposal groups	0
Insurance revenue	0
Incurred claims and expenses	6
Onerous contract losses (and reversals)	0
Insurance service expenses	6
Investment components	746
Insurance service result	752
Insurance finance (income) / expenses	0
Cash flows	(752)
Net exchange differences	0
Net closing balance, Investment contracts	€ 0	€ 0